Henderson Japan Focus Fund (Prospectus Summary): | Henderson Japan Focus Fund
Henderson Japan Focus Fund (the “Fund”)

HENDERSON GLOBAL FUNDS

Henderson Japan Focus Fund

(the “Fund”)

Supplement dated November 30, 2011

to the Prospectus dated November 30, 2011 and to the

Summary Prospectus dated November 30, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Investment Objective

The Board of Trustees has approved a change to the Fund’s investment objective effective January 31, 2012.  The Fund’s current investment objective is:

“The Japan Focus Fund’s investment objective is to achieve long-term capital appreciation primarily through investment in equities of Japanese companies and secondarily through investment in equities of other Asian companies.”

As of January 31, 2012, the above paragraph will no longer be effective.  Investors are advised as of January 31, 2012, the Fund’s new investment objective will be:

“The Japan Focus Fund’s investment objective is to achieve long-term capital appreciation primarily through investment in equities of Japanese companies.”

This change in the investment objective will not change the Fund’s principal investment strategies or principal risks as discussed in the Fund’s current Prospectus dated November 30, 2011.